Income taxes (Details 4) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred income tax assets:
Pension	$ 1,065	$ 1,207	$ 1,888
Postemployment benefits other than pensions	1,501	1,362	1,530
Tax carryforwards	1,117	1,185	712
Warranty reserves	253	243	312
Unrealized profit excluded from inventories	269	229	275
Stock based compensation	215	182	148
Post sale discounts	142	112	140
Allowance for credit losses	111	102	134
Deferred compensation	106	95	78
Other-net	394	396	427
Deferred income tax assets, Total	5,173	5,113	5,644
Deferred income tax liabilities:
Capital and intangible assets	(1,423)	(1,185)	(1,233)
Translation	(169)	(96)	(133)
Deferred income tax liabilities, Total	(1,592)	(1,281)	(1,366)
Valuation allowance for deferred tax assets	(412)	(475)	(334)
Deferred income taxes-net	$ 3,169	$ 3,357	$ 3,944